Consolidated statement of comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net profit	$ 671,648	$ 608,114	$ 514,097
Other comprehensive income
Other comprehensive (loss) income not to be reclassified to profit or loss in subsequent periods - Remeasurement on defined benefit plans	(191)	(6,422)	2,119
Total comprehensive income for the year	$ 671,457	$ 601,692	$ 516,216